SPDR® Index Shares Funds

SPDR MSCI Canada StrategicFactorsSM ETF

(the “Fund”)

Supplement dated September 14, 2018 to the Prospectus and

Statement of Additional Information (“SAI”) dated January 31, 2018, as supplemented

As previously disclosed, effective September 18, 2018 (the “Effective Date”), the Fund’s name and the index the Fund seeks to track will change to SPDR Solactive Canada ETF and Solactive GBS Canada Large & Mid Cap Index, respectively. Also as of the Effective Date, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to (i) reduce the Fund’s management fee from 0.30% to 0.20% of the Fund’s average daily net assets and (ii) waive a portion of its management fee and/or reimburse certain expenses to limit net annual Fund operating expenses to 0.14%, as described below. Accordingly, as of the Effective Date, the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 19 of the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management fees[1]	0.20%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.20%
Less contractual fee waiver[2]	(0.06)%
Net annual Fund operating expenses	0.14%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”
[2]

SSGA Funds Management, Inc. (the “Adviser”) has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.14% of the Fund’s average daily net assets. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be cancelled or modified at any time after January 31, 2020. The waiver and/or reimbursement may not be terminated prior to January 31, 2020 except with the approval of the Fund’s Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s contractual fee waiver and/or expense reimbursement only in the periods for which the contractual fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$14	$58	$107	$249

As of the Effective Date, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SPDRQCANPRO

SPDR® Index Shares Funds

SPDR MSCI Germany StrategicFactorsSM ETF

(the “Fund”)

Supplement dated September 14, 2018 to the Prospectus and

Statement of Additional Information (“SAI”) dated January 31, 2018, as supplemented

As previously disclosed, effective September 18, 2018 (the “Effective Date”), the Fund’s name and the index the Fund seeks to track will change to SPDR Solactive Germany ETF and Solactive GBS Germany Large & Mid Cap Index, respectively. Also as of the Effective Date, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to (i) reduce the Fund’s management fee from 0.30% to 0.20% of the Fund’s average daily net assets and (ii) waive a portion of its management fee and/or reimburse certain expenses to limit net annual Fund operating expenses to 0.14%, as described below. Accordingly, as of the Effective Date, the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 25 of the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management fees[1]	0.20%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.20%
Less contractual fee waiver[2]	(0.06)%
Net annual Fund operating expenses	0.14%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”
[2]

SSGA Funds Management, Inc. (the “Adviser”) has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.14% of the Fund’s average daily net assets. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be cancelled or modified at any time after January 31, 2020. The waiver and/or reimbursement may not be terminated prior to January 31, 2020 except with the approval of the Fund’s Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s contractual fee waiver and/or expense reimbursement only in the periods for which the contractual fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$14	$58	$107	$249

As of the Effective Date, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SPDRQDEUPRO

SPDR® Index Shares Funds

SPDR MSCI Japan StrategicFactorsSM ETF

(the “Fund”)

Supplement dated September 14, 2018 to the Prospectus and

Statement of Additional Information (“SAI”) dated January 31, 2018, as supplemented

As previously disclosed, effective September 18, 2018 (the “Effective Date”), the Fund’s name and the index the Fund seeks to track will change to SPDR Solactive Japan ETF and Solactive GBS Japan Large & Mid Cap Index, respectively. Also as of the Effective Date, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to (i) reduce the Fund’s management fee from 0.30% to 0.20% of the Fund’s average daily net assets and (ii) waive a portion of its management fee and/or reimburse certain expenses to limit net annual Fund operating expenses to 0.14%, as described below. Accordingly, as of the Effective Date, the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 31 of the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management fees[1]	0.20%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.20%
Less contractual fee waiver[2]	(0.06)%
Net annual Fund operating expenses	0.14%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”
[2]

SSGA Funds Management, Inc. (the “Adviser”) has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.14% of the Fund’s average daily net assets. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be cancelled or modified at any time after January 31, 2020. The waiver and/or reimbursement may not be terminated prior to January 31, 2020 except with the approval of the Fund’s Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$14	$58	$107	$249

As of the Effective Date, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SPDRQJPNPRO

SPDR® Index Shares Funds

SPDR MSCI United Kingdom StrategicFactorsSM ETF

(the “Fund”)

Supplement dated September 14, 2018 to the Prospectus and

Statement of Additional Information (“SAI”) dated January 31, 2018, as supplemented

As previously disclosed, effective September 18, 2018 (the “Effective Date”), the Fund’s name and the index the Fund seeks to track will change to SPDR Solactive United Kingdom ETF and Solactive GBS United Kingdom Large & Mid Cap Index, respectively. Also as of the Effective Date, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to (i) reduce the Fund’s management fee from 0.30% to 0.20% of the Fund’s average daily net assets and (ii) waive a portion of its management fee and/or reimburse certain expenses to limit net annual Fund operating expenses to 0.14%, as described below. Accordingly, as of the Effective Date, the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section on page 37 of the Prospectus are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management fees[1]	0.20%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.20%
Less contractual fee waiver[2]	(0.06)%
Net annual Fund operating expenses	0.14%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”
[2]

SSGA Funds Management, Inc. (the “Adviser”) has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.14% of the Fund’s average daily net assets. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be cancelled or modified at any time after January 31, 2020. The waiver and/or reimbursement may not be terminated prior to January 31, 2020 except with the approval of the Fund’s Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s contractual fee waiver and/or expense reimbursement only in the periods for which the contractual fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$14	$58	$107	$249

As of the Effective Date, all additional references in the Prospectus and SAI to the Fund’s management fee are revised as indicated above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SPDRQGBRPRO